ATA INC. ("Parent Company") - Condensed Statements of Comprehensive Income (Loss) (Details)	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Condensed financial information
Operating expenses	$ (23,394,077)	¥ (161,026,108)	¥ (157,388,148)	¥ (147,937,753)
Foreign currency exchange gains (losses), net	(10,572)	(72,769)	(1,505,518)	(1,067,149)
Earnings before income taxes	4,159,051	28,627,579	44,972,666	32,630,866
Income tax expense	5,607,419	38,596,986	18,921,479	9,575,146
Net income (loss) attributable to ATA Inc.	(1,411,553)	(9,716,002)	26,051,187	23,055,720
Comprehensive income (loss) attributable to ATA Inc.	(1,396,392)	(9,611,644)	28,053,740	23,024,967
ATA INC.
Condensed financial information
Operating expenses	(554,773)	(3,818,608)	(4,292,082)	(4,612,306)
Investment income (loss)	(956,976)	(6,587,058)	30,476,370	27,609,211
Interest expense	(11,029)	(75,918)
Interest income	82,593	568,503	79,847	144,869
Foreign currency exchange gains (losses), net	28,632	197,079	(212,948)	(86,054)
Earnings before income taxes	(1,411,553)	(9,716,002)	26,051,187	23,055,720
Net income (loss) attributable to ATA Inc.	(1,411,553)	(9,716,002)	26,051,187	23,055,720
Other comprehensive income (loss)	15,161	104,358	2,002,553	(30,753)
Comprehensive income (loss) attributable to ATA Inc.	$ (1,396,392)	¥ (9,611,644)	¥ 28,053,740	¥ 23,024,967